Details of Significant Accounts - Cash and cash equivalents, schedule of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details of Significant Accounts
Petty cash	$ 0	$ 1
Checking accounts	3,651	2,139
Demand deposits	17,246	12,547
Time deposits	106,000	109,000
Others	224	184
Cash and cash equivalents	$ 127,121	$ 123,871	$ 162,616	$ 80,453